Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details)	Dec. 31, 2025 USD ($)
Schedule of Amortization of Intangible Assets [Abstract]
2026	$ 103,747
2027	103,747
2028	103,747
2029	103,747
2030	103,747
Thereafter	3,980,251
Total	$ 4,498,986